Earnings (Loss) Per Share - Components of Basic and Diluted Earnings (Loss) Per Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (218,257)	$ (109,421)
Deemed dividend - change in redemption value of preferred stock of Old FiscalNote	(26,570)	(193,058)
Deemed dividend - in conjunction with convertible debt modification		(4,000)
Deemed dividend - preferred stock issuance		(453)
Net loss used to compute basic loss per share	(244,827)	(306,932)
Net loss used to compute diluted loss per share	$ (244,827)	$ (306,932)
Denominator:
Weighted average common stock outstanding, basic	66,513,704	15,503,829
Weighted average common stock outstanding, diluted	66,513,704	15,503,829
Net loss per shares, basic	$ (3.68)	$ (19.8)
Net loss per shares, diluted	$ (3.68)	$ (19.8)
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	30,534,627	93,235,709
Anti-dilutive Earnout Awards
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	19,195,100
Anti-dilutive Stock Options
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	4,844,643	7,085,638
Anti-dilutive Convertible Notes
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	2,004,928	19,983,770
Anti-dilutive Contingently Issuable Shares
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	1,423,339	601,012
Anti-dilutive Restricted Stock Units
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	2,949,731	242,014
Anti-dilutive other liability - classified warrants
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:		133,542
Anti-dilutive Aicel Convertible Notes
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:	116,886
Anti-dilutive Convertible Preferred Stock
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:		46,580,241
Anti-dilutive Convertible Senior Debt
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:		18,300,271
Anti-dilutive Equity-classified Warrants
Anti-dilutive securities excluded from diluted loss per share:
Total anti-dilutive securities excluded from diluted loss per share:		309,221